Other Balance Sheet Components - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, net:
Total gross amount	$ 178,214	$ 122,583
Allowance for doubtful accounts:
Balance at the beginning of the year	(6,529)	(1,375)	$ (2,440)
Reversal (additional provision) charged to expenses, net	(5,478)	(7,787)	368
Write-off	3,893	2,633	697
Balance at the end of the year	(8,114)	(6,529)	$ (1,375)
Accounts receivable, net	170,100	116,054
Alibaba
Accounts receivable, net:
Total gross amount	42,832	24,293
Allowance for doubtful accounts:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Accounts receivable, net	42,832	24,293
Other related parties
Accounts receivable, net:
Total gross amount	29,696	31,589
Allowance for doubtful accounts:
Balance at the beginning of the year	(1,483)
Balance at the end of the year	0	(1,483)
Accounts receivable, net	29,696	30,106
Third parties
Accounts receivable, net:
Total gross amount	105,686	66,701
Allowance for doubtful accounts:
Balance at the beginning of the year	(5,046)
Balance at the end of the year	(8,114)	(5,046)
Accounts receivable, net	$ 97,572	$ 61,655